FINANCIAL RISK MANAGEMENT - Capital management (Details)	12 Months Ended
Dec. 31, 2017
CAPITAL MANAGEMENT | Maximum
CAPITAL MANAGEMENT
Required net debt to adjusted EBITDA	3.5